Risk management (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of statement of financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2023	12.31.2022	06.30.2023	12.31.2022
Derivatives not designated for hedge accounting
Future contracts - total (1)	1,809	683	(12)	(40)
Long position/Crude oil and oil products	10,380	9,058	−	-	2023
Short position/Crude oil and oil products	(8,571)	(8,375)	−	-	2023
Swap (2)					−
Short position/ Soybean oil	(10)	(3)	(2)	−	2023
Forward contracts (3)
Short position/Foreign currency forwards (BRL/USD)	(9)	−	−	-	2023
Swap (3)		-		−
Swap - CDI X IPCA	R$ 3,008	R$ 3,008	61	(16)	2029/2034
Foreign currency / Cross-currency Swap	US$ 729	US$ 729	(20)	(64)	2024/2029
Total recognized in the Statement of Financial Position			27	(120)

(1)	Notional value in thousands of bbl.
(2)	Notional value in thousands of tons.
(3)	Amounts in US$ and R$ are presented in million.

Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument

	Gains/ (losses) recognized in the statement of income
	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Commodity derivatives
Other commodity derivative transactions - Note 27.2 (a)	69	(222)	(10)	(169)
Recognized in Other Income and Expenses	69	(222)	(10)	(169)
Currency derivatives
Swap Pounds Sterling x Dollar	−	(156)	−	(126)
Swap CDI x Dollar - Note 27.3 (b)	78	147	62	(22)
Others	−	−	1	−
	78	(9)	63	(148)
Interest rate derivatives
Swap - CDI X IPCA	47	(16)	40	(15)
	47	(16)	40	(15)
Cash flow hedge on exports -Note 27.3 (a)	(2,232)	(2,488)	(1,078)	(1,108)
Recognized in Net finance income (expense)	(2,107)	(2,513)	(975)	(1,271)
Total	(2,038)	(2,735)	(985)	(1,440)

Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument of comprehensive income

	Gains/ (losses) recognized in other comprehensive income
	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Cash flow hedge on exports - Note 26.3 (a)	7,104	7,561	4,482	(5,415)

Schedule of guarantees given as collateral

	Guarantees given as collateral
	06.30.2023	12.31.2022
Commodity derivatives	52	96
Total	52	96

Schedule of sensitivity analysis of the derivative financial instruments

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(92)	(184)
Future and forward contracts	Soybean oil - price changes	-	(3)	(5)
Forward contracts	Foreign currency - depreciation BRL x USD	-	(1)	(1)
		−	(96)	(190)

Schedule of expected reclassifications to the statement of income of cumulative losses

		Present value of hedging instrument notional value at 06.30.2023
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2023 to June 2033	65,472	315,523

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2022	62,119	324,121
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	15,874	80,388
Exports affecting the statement of income	(3,547)	(18,145)
Principal repayments / amortization	(8,974)	(45,515)
Foreign exchange variation	-	(25,326)
Amounts designated as of June 30, 2023	65,472	315,523
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2023	79,394	382,618

Schedule of cumulative foreign exchange losses recognized

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2022	(26,527)	9,020	(17,507)
Recognized in Other comprehensive income	4,872	(1,657)	3,215
Reclassified to the statement of income - occurred exports	2,232	(760)	1,472
Balance at June 30, 2023	(19,423)	6,603	(12,820)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2021	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,073	(1,725)	3,348
Reclassified to the statement of income - occurred exports	2,488	(846)	1,642
Balance at June 30, 2022	(29,060)	9,881	(19,179)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2023	2024	2025	2026	2027	2028	2029 a 2033	Total
Expected realization	(4,017)	(6,516)	(3,572)	(2,549)	(3,190)	(1,681)	2,101	(19,424)

Schedule of effects of sensitivity analysis

	Possible Result	Remote Result
SWAP Exchange rate (IPCA x USD)	(10)	(19)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 06.30.2023	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
Dollar/Real	Assets	6,771	254	1,354	2,708
	Liabilities	(98,351)	(3,690)	(19,670)	(39,340)
	Exchange rate - Cross currency swap	(624)	(23)	(125)	(250)
	Cash flow hedge on exports	65,472	2,456	13,094	26,189
	Total	(26,732)	(1,003)	(5,347)	(10,693)

Euro/Dollar	Assets	1,361	43	272	544
	Liabilities	(2,410)	(77)	(482)	(964)
	Total	(1,049)	(34)	(210)	(420)

Pound/Dollar	Assets	1,577	12	315	631
	Liabilities	(3,069)	(23)	(614)	(1,228)
	Total	(1,492)	(11)	(299)	(597)

Pound/Real	Assets	1	−	−	−
	Liabilities	(28)	(1)	(6)	(11)
	Total	(27)	(1)	(6)	(11)

Euro/Real	Assets	4	−	1	2
	Liabilities	(11)	(1)	(2)	(5)
	Total	(7)	(1)	(1)	(3)

Peso/Dollar	Assets	27	(14)	(5)	(8)
	Total	27	(14)	(5)	(8)
Total at June 30, 2023		(29,280)	(1,064)	(5,868)	(11,732)

(1)	At June 30, 2023, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 3.75% depreciation of the Real; Euro x Dollar: a 3.1% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 0.72% appreciation of the Pound Sterling; Real x Euro: a 6.9% depreciation of the Real; Real x Pound Sterling - a 4.5% depreciation of the Real; and Peso x U.S. Dollar - a 95.6% depreciation of the Peso. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

Risk	Probable Scenario (1)	Reasonably possible scenario	Remote Scenario
LIBOR 3M	12	16	19
LIBOR 6M	603	845	1,086
SOFR 3M (2)	91	118	146
SOFR 6M (2)	17	24	31
CDI	112	157	202
TJLP	56	79	101
IPCA	78	110	141
	969	1,349	1,726

(1)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
(2)	It represents the Secured Overnight Financing Rate.

Schedule of financial assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Interest rate derivatives	-	61	-	61
Balance at June 30, 2023	-	61	-	61
Balance at December 31, 2022	−	−	−	−

Liabilities
Foreign currency derivatives	-	(20)	-	(20)
Commodity derivatives	(12)	(2)	-	(14)
Balance at June 30, 2023	(12)	(22)	-	(34)
Balance at December 31, 2022	(40)	(81)	−	(121)